Business Acquisitions	12 Months Ended
Mar. 02, 2013
Business Acquisitions
7.	BUSINESS ACQUISITIONS

On March 8, 2012, the Company purchased for cash consideration 88% of the shares of Paratek Microwave Inc. (“Paratek”), representing all remaining shares of Paratek which were not previously held by the Company. Immediately prior to the acquisition date, the Company owned a 12% interest in Paratek. The non-controlling interest had a carrying value of $20 million and was re-measured at a fair value of $20 million, and resulted in no gain or loss. The valuation was based on the application of a minority interest discount to the aggregate purchase consideration paid and then allocating the implied value of Paratek, on a minority interest basis, across the shares outstanding. The acquired technology will be incorporated into the Company’s products to enhance radio frequency tuning technologies.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology will be incorporated into the Company’s proprietary technology.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology is being incorporated into an application on the BlackBerry PlayBook tablet.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology offers a customizable and cross-platform social mobile gaming developer tool kit.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology will provide a multi-platform BlackBerry Enterprise Solution for managing and securing mobile devices for enterprises and government organizations.

During fiscal 2012, the Company purchased for cash consideration certain assets of a company whose acquired technology will be incorporated into the Company’s products to enhance calendar scheduling capabilities.

During fiscal 2012, the Company purchased for cash consideration 100% of the shares of a company whose technology is being incorporated into the Company’s developer tools.

The acquisitions were accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed were measured at their fair values as of the date of acquisition. The excess of the acquisition price over such fair value, if any, is recorded as goodwill, which is not expected to be deductible for tax purposes. In-process research and development is charged to amortization expense immediately after acquisition. The Company includes the operating results of each acquired business in the consolidated financial statements from the date of acquisition.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition for fiscal 2013, fiscal 2012:

	For the year ended
	March 2, 2013	March 3, 2012

Assets purchased

Current assets	$4	$12
Property, plant and equipment	2	3
Other assets	4	6
Customer relationship intangible	10	16
Acquired technology	96	72
In-process research and development	—	5
Deferred income tax asset	39	4
Goodwill(1)	31	151

	186	269

Liabilities assumed	(23)	29
Deferred income tax liability	(38)	9

	(61)	38

Net non-cash assets acquired	125	231

Cash acquired	1	6

Purchase price	$126	$237

Consideration
Cash consideration	$93	$232
Fair value of equity interest previously held	20	—

Contingent consideration(2)	13	5

	$126	$237

(1)

Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. None of the goodwill resulting from certain assets purchased in fiscal 2013 is expected to be deductible for tax purposes ($10 million of goodwill resulting from certain assets purchased in fiscal 2012 is expected to be deductible for tax purposes). The entire goodwill balance was included in the goodwill impairment charges incurred in the fourth quarter of fiscal 2012 and the first quarter of fiscal 2013, as discussed in note 6.

(2)	The Company has agreed to additional consideration contingent upon the retention of key employees for a period of 24 months from the acquisition date.

The weighted-average amortization period of the acquired technology related to the business acquisition completed during the year ended March 2, 2013 is approximately 4.3 years (March 3, 2012 – 3.4 years).

Pro forma results of operations for the acquisitions have not been presented because the effects of the operations, individually or in aggregate, are not considered to be material to the Company’s consolidated results.